Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,818,725	$ 1,516,939
Less: accumulated depreciation	(622,326)	(1,051,561)
Property and equipment, net	1,196,399	465,378
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		938,126
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,681,224	455,749
Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	82,454	68,802
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 55,047	$ 54,262